Steve Suleski
Vice President
Office of General Counsel
Phone:   608/231-7653
Fax:     608/236-7653
E-mail:  steve.suleski@cunamutual.com



                                                     December 8, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

     Re:   MEMBERS Mutual Funds
           Post-Effective Amendment No. 17
           File Nos. 333-29511 and 811-08261

Commissioners:

     On behalf of MEMBERS Mutual Funds (the "Fund"), we are transmitting for filing with the Commission pursuant to Rule 485(a)(iii) under the Securities Act of 1933 (the "1933 Act"), Rule 101(a) of Regulation S-T, and the Investment Company Act of 1940, a conformed electronic format copy of Post-Effective Amendment No. 17 (the "Amendment") to the Fund's Form N-1A registration statement referenced above (the "Amendment"). The Amendment reflects the addition of financial statements for the Fund and other non-material changes.

     If you have any questions or comments regarding the Amendment, please do not hesitate to contact the undersigned at (608) 231-7653.


                                    Sincerely,


                                    /s/Steve Suleski


                                    Steve Suleski

Attachments

cc:  David S. Goldstein, Esq.

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                                December 8, 2006




VIA EDGAR

Securities and Exchange Commission
100 F St., N.E.
Washington, D.C. 20549

Commissioners:

Pursuant to Rule 461 under the Securities Act of 1933, MEMBERS Mutual Funds, hereby requests that the registration statement filed on Form N-1A (File No. 333-29511) be accelerated and declared effective on December 27, 2006, or as soon thereafter as is reasonably practicable.

                                        MEMBERS MUTUAL FUNDS


                                        By: /s/ David P. Marks
                                            ------------------------------------
                                            David P. Marks
                                            President

                                December 8, 2006



VIA EDGAR

Securities and Exchange Commission
100 F St., N.E.
Washington, D.C. 20549

Commissioners:

Pursuant to Rule 461 under the Securities Act of 1933, CUNA Brokerage Services, Inc., the principal underwriter of MEMBERS Mutual Funds, hereby requests that the registration statement filed on Form N-1A (File No. 333-29511) be accelerated and declared effective on December 27, 2006, or as soon thereafter as is reasonably practicable.

                                        CUNA BROKERAGE SERVICES, INC.


                                        By: /s/ Mark E. Backes
                                            ------------------------------------
                                            Mark E. Backes
                                            President